12 Months Ended
Apr. 01, 2015
PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS
MONEY MARKET PORTFOLIOS — WILLIAMS CAPITAL SHARES

SUPPLEMENT DATED JULY 24, 2015 TO
PROSPECTUS DATED APRIL 1, 2015

The Board of Trustees (the "Board") of Northern Institutional Funds (the "Trust") recently approved certain changes to the principal investment strategies of the U.S. Government Select Portfolio (the "Portfolio"). These changes were approved in connection with amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Amendments"), which is the primary rule governing money market funds, including the Portfolio. The Prospectus is being updated as described below to reflect that the Portfolio will operate as "government money market funds," as defined in the Amendments. The changes, all of which are effective September 30, 2015, will bring the Portfolio into conformance with the requirements of the Amendments.

1.              The first paragraph of the section entitled "PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Principal Investment Strategies" on page 6 of the Prospectus is deleted and replaced with the following:

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation.

2.              The section entitled "PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Principal Risks – U.S. Government Securities Risk" on page 7 of the Prospectus is amended and restated as follows:

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

3. The section entitled "PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Principal Risks – Regulatory Risk" on page 7 of the Prospectus is deleted.